THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account E

The American Legacy®

Lincoln National Variable Annuity Account H

American Legacy II®, American Legacy III®, American Legacy III® C Share, American Legacy III® Plus,

American Legacy III® View, American Legacy® Advisory, American Legacy® Design,

American Legacy® Series, American Legacy Shareholder’s Advantage®, American Legacy® Signature

Lincoln Life Variable Annuity Account N

Lincoln Investment SolutionsSM, Lincoln Investment SolutionsSM RIA

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H

American Legacy III®, American Legacy III® C-Share, American Legacy® III Plus,

American Legacy III® View, American Legacy® Advisory, American Legacy® Design,

American Legacy® Series, American Legacy Shareholder’s Advantage®, American Legacy® Signature

Lincoln New York Account N for Variable Annuities

Investment SolutionsSM

Supplement dated May 1, 2026 to the Prospectus dated May 1, 2026

This Supplement to your prospectus outlines changes to certain investment options under your individual annuity contract. All other provisions outlined in your variable annuity prospectus, as supplemented, remain unchanged.

Effective May 1, 2026, the following American Funds Insurance Series fund names will be updated as follows:

FORMER FUND NAME	NEW FUND NAME
American Funds® IS Global Small Capitalization Fund	American Funds® IS SMALLCAP World Fund
American Funds® IS International Fund	American Funds® IS EUPAC Fund
American Funds® IS Managed Risk International Fund	American Funds® IS Managed Risk EUPAC Fund

You can obtain information by contacting your registered representative, online at

www.lfg.com/vaprospectus, or by sending an email request to CustServSupportTeam@lfg.com.

Please retain this supplement for future reference.